CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 484,101	$ 74,405	¥ 1,085,236
Restricted cash	91,810	14,111	124,561
Short-term investments	3,084,634	474,100	3,603,497
Accounts receivable, net	286,627	44,054	235,673
Amounts due from related parties	171,331	26,333	390,330
Prepayments and other current assets	939,463	144,393	1,632,329
Yield enhancement products and accrued interest	31,337	4,816	449,528
Total current assets	5,089,303	782,212	7,521,154
Non-current assets
Long term investments	484,991	74,542	58,764
Property and equipment, net	148,278	22,790	177,817
Intangible assets, net	460,634	70,798	592,267
Goodwill	147,639	22,692	147,639
Yield enhancement products over one year and accrued interest	170,505	26,206	562,643
Other non-current assets	156,455	24,047	46,468
Long-term amounts due from related parties	0	0	64,902
Total non-current assets	1,568,502	241,075	1,650,500
Total assets	6,657,805	1,023,287	9,171,654
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB4,340,394 and RMB 2,453,662, as of December 31, 2016 and 2017, respectively):
Accounts payable	852,500	131,027	1,022,704
Amounts due to related parties	86,923	13,360	32,526
Salary and welfare payable	187,561	28,828	192,455
Taxes payable	32,036	4,924	11,619
Advances from customers	1,210,615	186,068	1,806,493
Accrued expenses and other current liabilities	373,690	57,435	589,288
Amount due to the individual investors of yield enhancement products	177,971	27,354	871,914
Total current liabilities	2,921,296	448,996	4,526,999
Non-current liabilities
Deferred tax liabilities	21,142	3,249	23,456
Other non-current liabilities	21,339	3,280	31,472
Total non-current liabilities	42,481	6,529	54,928
Total liabilities	2,963,777	455,525	4,581,927
Commitments and contingencies (Note 19)
Redeemable noncontrolling interests	96,719	14,865	90,072
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2016 and 2017; 379,470,757 shares (including 362,097,257 Class A shares and 17,373,500 Class B shares) and 388,918,015 shares (including 371,544,515 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2016 and 2017, respectively)	248	38	242
Less: Treasury stock	(185,419)	(28,498)	(19,708)
Additional paid-in capital	9,013,793	1,385,395	8,855,991
Accumulated other comprehensive income	272,386	41,865	400,925
Accumulated deficit	(5,505,897)	(846,241)	(4,738,593)
Total Tuniu Corporation shareholders' equity	3,595,111	552,559	4,498,857
Noncontrolling interests	2,198	338	798
Total equity	3,597,309	552,897	4,499,655
Total liabilities, redeemable noncontrolling interests and equity	¥ 6,657,805	$ 1,023,287	¥ 9,171,654